Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (60,141)	$ (98,037)	$ (94,676)	$ (151,803)	$ (16,517)	$ (68,631)	$ 6,589	$ 8,955	$ 10,437	$ (361,033)	$ (42,650)	$ (573)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments					203					411	813	763
Non-Cash Expenses	497				3,377					7,649	6,789	6,230
Depreciation, Depletion, Amortization and Accretion	19,408				26,165					104,822	98,171	63,944
Deferred Income Tax Benefit	2,092										(25,992)	2,279
Gain on Derivatives	(4,049)				(17,119)					(60,176)	(38,876)	2,908
Cash Settlements of Derivatives	12,994				11,079					55,793	7,281	7,128
Dry Hole Expense										330	4,064	2,993
Dry Hole Expense	843				(1)					330	4,064	2,993
(Gain) Loss on Sale of Asset	(30)				33					(521)	589	(6,211)
Gain on Sale of Water Solutions										(57,778)
Impairment Expense	14,184				7,023					345,775	132,684	32,072
Changes in operating assets and liabilities
Accounts Receivable	(4,873)				10,029					21,679	(13,620)	(12,726)
Inventory, Prepaid Expenses and Other Assets	660				328					(568)	(1,359)	(885)
Accounts Payable and Accrued Liabilities	(308)				(12,929)					(22,955)	37,274	12,891
Other Assets and Liabilities	(170)				(305)					(2,543)	(2,462)	(2,497)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(18,893)				11,366					30,885	162,706	108,316
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Joint Venture Acreage Management					39					58	263	458
Contributions to Equity Method Investments												(2,493)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	71				672					77,226	546	11,305
Proceeds from Joint Venture	19,461				16,611					16,611
Acquisitions of Undeveloped Acreage	(5,266)				(17,459)					(28,242)	(169,423)	(41,784)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(15,068)				(67,013)					(221,099)	(391,422)	(281,004)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(802)				(67,150)					(155,446)	(560,036)	(313,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	46,500				72,826					229,314	209,895	72,249
Repayments of Long-Term Debt and Lines of Credit					(25,761)					(108,335)	(263,152)	(8,480)
Repayments of Loans and Other Long-Term Debt	(184)				(686)					(1,519)	(2,721)	(2,005)
Proceeds from Senior Notes, net of Discounts and Premiums											325,000	105,000
Debt Issuance Costs	(2,821)				(459)					(1,414)	(6,824)	(3,134)
Proceeds from Issuance of Preferred Stock, Net											154,988
Proceeds from the Exercise of Stock Options											515	533
Purchase of Non-Controlling Interests											(1,840)	(150)
Distributions by the Partners of Consolidated Subsidiaries					(531)					(830)	(1,840)	(886)
Dividends Paid					(2,415)					(9,660)	(2,335)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	43,495				42,974					107,556	413,526	163,127
NET (DECREASE) IN CASH	23,800				(12,810)					(17,005)	16,196	(42,075)
CASH - BEGINNING	1,091			5,286	18,096				1,900	18,096	1,900	43,975
CASH - ENDING	24,891	1,091			5,286	18,096				1,091	18,096	1,900
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	38,151				2,585					314,493	16,563	(8,077)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Depreciation, Depletion, Amortization and Accretion					(1,607)					(3,963)	(689)	(200)
Dry Hole Expense										(5)
Impairment Expense	(14,184)									(347,405)
Changes in operating assets and liabilities
Accounts Receivable					251					(2,537)	(766)	(1,575)
Accounts Payable and Accrued Liabilities					(251)					2,537	766	1,982
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	23,967				978					(36,880)	15,874	(7,870)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	(23,967)				(1,823)					35,716	(20,202)	5,307
Capital Expenditures for Development of Oil and Gas Properties and Equipment					845					1,164	4,328	2,563
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(23,967)				(978)					36,880	(15,874)	7,870
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(38,143)				(4,114)					(351,424)	(21,854)	7,172
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments					203					411	813	763
Non-Cash Expenses	(30)				(70)					(201)	(273)	(194)
Depreciation, Depletion, Amortization and Accretion	19,379				26,292					105,555	94,643	62,540
Deferred Income Tax Benefit	1,326										(9,928)	14,409
Gain on Derivatives	(4,049)				(16,856)					(59,242)	(37,359)	2,703
Cash Settlements of Derivatives	12,994				10,579					54,859	5,969	7,128
Dry Hole Expense										199	3,797	2,993
Dry Hole Expense	843				(1)
(Gain) Loss on Sale of Asset	(30)				65					(477)	644	(5,289)
Impairment Expense	14,184				7,012					345,892	126,662	32,072
Changes in operating assets and liabilities
Accounts Receivable	15,852				10,437					24,240	(11,450)	(5,877)
Inventory, Prepaid Expenses and Other Assets	648				712					(431)	(1,283)	(826)
Accounts Payable and Accrued Liabilities	1,922				(12,518)					(20,008)	23,768	8,554
Other Assets and Liabilities	(170)				(199)					(2,497)	(2,127)	(2,272)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	24,726				21,542					96,876	172,022	123,876
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	27				27,192					103,212	397,382	186,089
Proceeds from Joint Venture Acreage Management					39					58	263	458
Contributions to Equity Method Investments												(2,493)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	71				217					9,766	254	8,071
Proceeds from Joint Venture	19,461				16,611					16,611
Acquisitions of Undeveloped Acreage	(5,266)				(17,454)					(27,963)	(168,713)	(41,782)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(15,036)				(60,719)					(214,450)	(382,889)	(275,697)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(743)				(34,114)					(112,766)	(153,703)	(125,354)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Loans and Other Long-Term Debt	(184)				(392)					(999)	(1,727)	(1,363)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(184)				(392)					(999)	(1,727)	(1,363)
NET (DECREASE) IN CASH	23,799				(12,964)					(16,889)	16,592	(2,841)
CASH - BEGINNING	1,089			5,014	17,978				1,386	17,978	1,386	4,227
CASH - ENDING	24,888	1,089			5,014	17,978				1,089	17,978	1,386
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(8)				2,826					3,908	9,330	2,462
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Non-Cash Expenses					44					(334)	278	55
Depreciation, Depletion, Amortization and Accretion	29				1,480					3,230	4,217	1,604
Deferred Income Tax Benefit	1										(1,649)	2,210
Dry Hole Expense										136	267
(Gain) Loss on Sale of Asset					(32)					(44)	(55)	(922)
Impairment Expense					11					1,396	6,022
Changes in operating assets and liabilities
Accounts Receivable	10				(1,087)					(453)	(6,090)	(6,515)
Inventory, Prepaid Expenses and Other Assets					(322)					(142)	(74)	(59)
Accounts Payable and Accrued Liabilities	21				(2,496)					(4,969)	3,488	874
Other Assets and Liabilities					(133)					(73)	(335)	(88)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	53				291					2,655	15,399	(379)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	(21)				(1,688)					(3,362)	(5,412)	1,619
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets					455					560	292	3,234
Acquisitions of Undeveloped Acreage					(5)					(279)	(710)	(2)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(32)				(7,139)					(7,813)	(12,861)	(7,870)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(53)				(8,377)					(10,894)	(18,691)	(3,019)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit					18,826					35,814	38,895	7,249
Repayments of Long-Term Debt and Lines of Credit					(9,761)					(26,335)	(33,152)	(2,480)
Repayments of Loans and Other Long-Term Debt					(294)					(520)	(994)	(642)
Debt Issuance Costs										(3)	(8)	(8)
Purchase of Non-Controlling Interests											(1,840)	(150)
Distributions by the Partners of Consolidated Subsidiaries					(531)					(830)		(886)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES					8,240					8,126	2,901	3,083
NET (DECREASE) IN CASH					154					(113)	(391)	(315)
CASH - BEGINNING				267	113				504	113	504	819
CASH - ENDING					267	113					113	504
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(60,141)				(17,814)					(328,010)	(46,689)	(2,130)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Non-Cash Expenses	527				3,403					8,184	6,784	6,369
Deferred Income Tax Benefit	765										(14,415)	(14,340)
Gain on Derivatives					(263)					(934)	(1,517)	205
Cash Settlements of Derivatives					500					934	1,312
Gain on Sale of Water Solutions										(57,778)
Impairment Expense	14,184									345,892
Changes in operating assets and liabilities
Accounts Receivable	(20,735)				428					429	4,686	1,241
Inventory, Prepaid Expenses and Other Assets	12				(62)					5	(2)
Accounts Payable and Accrued Liabilities	(2,251)				2,336					(515)	9,252	1,481
Other Assets and Liabilities					27					27		(137)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(67,639)				(11,445)					(31,766)	(40,589)	(7,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	23,961				(23,681)					(135,566)	(371,768)	(193,015)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets										66,900
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	23,961				(23,681)					(68,666)	(371,768)	(193,015)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	46,500				54,000					193,500	171,000	65,000
Repayments of Long-Term Debt and Lines of Credit					(16,000)					(82,000)	(230,000)	(6,000)
Proceeds from Senior Notes, net of Discounts and Premiums											325,000	105,000
Debt Issuance Costs	(2,821)				(459)					(1,411)	(6,816)	(3,126)
Proceeds from Issuance of Preferred Stock, Net											154,988
Proceeds from the Exercise of Stock Options											515	533
Dividends Paid					(2,415)					(9,660)	(2,335)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	43,679				35,126					100,429	412,352	161,407
NET (DECREASE) IN CASH	1									(3)	(5)	(38,919)
CASH - BEGINNING	2			$ 5	5				$ 10	5	10	38,929
CASH - ENDING	$ 3	$ 2			$ 5	$ 5				$ 2	$ 5	$ 10